Annual Total Returns - Franklin New York Tax-Free Income Fund [BarChart] - Franklin New York Tax-Free Income Fund-23 - Franklin New York Tax-Free Income Fund - Class A	Jun. 07, 2021
Bar Chart Table:
Annual Return 2010	0.84%
Annual Return 2011	10.00%
Annual Return 2012	6.38%
Annual Return 2013	(4.66%)
Annual Return 2014	9.27%
Annual Return 2015	1.50%
Annual Return 2016	0.87%
Annual Return 2017	2.44%
Annual Return 2018	0.38%
Annual Return 2019	6.80%